The "Lava Jato (Car Wash) Operation" and its Effects on the Company - Additional Information (Detail) $ in Millions		3 Months Ended		12 Months Ended
	Nov. 28, 2018	Sep. 30, 2018 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2018 USD ($) Litigation Suit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of Investigation and its effects on company activities LineItems [line items]
Percentage indicated in depositions to total amount	20.00%			3.00%
Number of criminal proceedings as an assistant to the prosecutor | Litigation				54
Number of criminal proceedings as an interested party | Litigation				5
Number of public civil suits | Suit				17
Funds recovered from Lava Jato investigation				$ 455	$ 252	$ 131	$ 72
The total funds collected under the Lava Jato investigation				912
U.S. securities and exchange commission [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Inquiry related credit received by authorities		$ 85
Department of justice inquiries [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Inquiry related credit received by authorities		85
Brazilian authorities [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Credit remittance		$ 683
Other income and expense [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Funds received from new leniency and plea agreements				$ 457
Property, plant and equipment [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Wrote off of capitalized costs			$ 2,527